BALANCE SHEET DETAILS - Schedule of Other Long-term Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other long-term liabilities
Non-current income tax payable	$ 1,349	$ 1,327
Other long-term liabilities		1,170
Total other long-term liabilities	$ 1,349	$ 2,497